Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	23,148	23,148
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	166,666,667	166,666,667
Common stock, shares issued	673,008	189,194
Common Stock, Shares Outstanding	189,194	189,194